Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Numerator
Net loss	$ (33,264)	$ (24,654)
Net loss attributable to ordinary shareholders—basic and diluted	$ (33,264)	$ (24,654)
Denominator
Weighted-average number of ordinary shares used in net loss per share—basic and diluted	9,472,577	5,341,302
Net loss per share—basic and diluted	$ (3.51)	$ (4.62)